April 3, 1998




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Anchor Series Trust
     File Nos. 2-86188 and 811-3836

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund dated April 1, 1998, no changes were made from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on March 27, 1998.

Please provide a Notice of Acceptance for receipt of this filing.


     Very truly yours,



     /s/ Robert M. Zakem
     ------------------------
     Robert M. Zakem
     Senior Vice President and
     General Counsel